UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-8268
______________________________________________

FIRSTHAND FUNDS
______________________________________________________________________________
(Exact name of registrant as specified in charter)

125 SOUTH MARKET
SUITE 1200
SAN JOSE, CALIFORNIA 95113
______________________________________________________________________________
(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

Kevin M. Landis Firsthand Capital Management, Inc. 125 South Market, Suite 1200 San Jose, California 95113	Kelvin K. Leung, Esq. Firsthand Capital Management, Inc. 125 South Market, Suite 1200 San Jose, California 95113

Steven G. Cravath, Esq. Morrison & Foerster LLP 2000 Pennsylvania Avenue, NW Washington, DC 20006-1888

Registrant's telephone number, including area code:  (408) 294-2200

Date of fiscal year end:  December 31
Date of reporting period:  January 1, 2005 - March 31, 2005

Item 1.  Schedule of Investments.

Firsthand Technology Value Fund
PORTFOLIO OF INVESTMENTS
March 31, 2005 (unaudited)

				MARKET
		PERCENT	SHARES	VALUE
	COMMON STOCK	98.8%		$456,137,080
	(Cost $836,373,899)

	ADVANCED MATERIALS	1.1%		$5,000,000
*	Universal Chemical Technologies, Inc. - B (2)		500,000	$5,000,000

	COMMUNICATIONS	0.6%		$2,883,867
*	ViaSat, Inc.		154,300	$2,883,867

	COMMUNICATIONS EQUIPMENT	13.5%		$62,301,274
*	Anaren, Inc.		911,900	$11,061,347
	Harris Corp.		100,000	$3,265,000
	Motorola, Inc.		690,200	$10,332,294
	SpectraLink Corp.		180,000	$2,541,600
*	Stratex Networks, Inc.		3,912,036	$7,198,146
*	Tekelec, Inc.		875,800	$13,960,252
*	UTStarcom, Inc.		1,273,300	$13,942,635

	DEFENSE & AEROSPACE	7.0%		$32,069,360
*	FLIR Systems, Inc.		941,200	$28,518,360
	L-3 Communications Holdings, Inc.		50,000	$3,551,000

	ELECTRONIC DESIGN AUTOMATION	2.9%		$13,455,000
*	Cadence Design Systems, Inc.		900,000	$13,455,000

	INTELLECTUAL PROPERTY	1.1%		$5,072,515
*	Silicon Genesis Corp. - 1-D (1) (2)		850,830	$749,751
*	Silicon Genesis Corp. - 1-E (1) (2)		4,071,226	$4,315,500
*	Silicon Genesis Corp. - Common Stock (1) (2)		726,424	$7,264

	INTERNET	6.7%		$30,828,340
*	Akamai Technologies, Inc.		1,058,000	$13,468,340
*	Netflix, Inc.		1,600,000	$17,360,000

	NETWORKING	1.2%		$5,701,088
*	Caspian Newtorks, Inc. - Common Stock (2)		33,781	$-
*	Cisco Systems, Inc.		200,000	$3,578,000
*	IP Unity, Inc. - C (2)		1,104,265	$1,792,863
*	IP Unity, Inc. - E (2)		193,042	$313,307
*	Polaris Networks, Inc. - A (2)		297,848	$16,918

	OTHER ELECTRONICS	1.3%		$6,088,800
*	Cree, Inc.		200,000	$4,350,000
*	NanoMuscle, Inc. - Common Stock (2)		1,250,000	$-
*	NanoMuscle, Inc. - A-1 (2)		1,250,000	$-
	Symbol Technologies, Inc.		120,000	$1,738,800

	PERIPHERALS	3.8%		$17,595,000
*	Western Digital Corp.		1,380,000	$17,595,000

	PHOTONICS	5.4%		$25,051,552
*	Celox Networks, Inc. - A-1 (2)		1,000,000	$-
*	Celox Networks, Inc. - Common Stock (2)		138,121	$-
*	Corning, Inc.		2,150,000	$23,929,500
*	Luminous Networks, Inc. - D (2)		868,710	$937,642
*	Luminous Networks, Inc. - E (2)		434,724	$184,410
*	Maple Optical Systems, Inc. - A-1 (1) (2)		10,352,054	$-

	SEMICONDUCTORS	33.4%		$154,381,750
*	Aeroflex, Inc.		1,250,600	$11,668,098
*	Applied Micro Circuits Corp.		1,199,900	$3,947,671
*	AuthenTec, Inc. - C (2)		1,472,495	$1,179,881
*	AuthenTec, Inc. - D (2)		290,958	$232,766
*	Clarisay, Inc. - B (1) (2)		2,605,306	$-
*	Clarisay, Inc. - C (1) (2)		7,194,244	$-
*	Cypress Semiconductor Corp.		200,000	$2,520,000
*	Freescale Semiconductor, Inc. - B		76,208	$1,314,588
*	Global Locate, Inc. - A (1) (2)		6,030,896	$7,794,209
*	Global Locate, Inc. - C (1) (2)		1,111,111	$1,000,000
*	Global Locate, Inc. - D (1) (2)		555,555	$500,000
*	Kopin Corp.		299,100	$918,237
*	Lexar Media, Inc.		1,499,200	$7,466,016
*	Marvell Technology Group Ltd.		350,000	$13,419,000
*	PMC-Sierra, Inc.		1,155,700	$10,170,160
*	SanDisk Corp.		1,621,200	$45,069,360
*	Skyworks Solutions, Inc.		698,300	$4,434,205
*	Semiconductor Manufacturing International Corp.		200,000	$1,950,000
	STMicroelectronics N.V. - ADR		90,700	$1,511,062
	Texas Instruments, Inc.		690,000	$17,588,100
*	TranSwitch Corp.		3,583,000	$4,908,710
*	TriQuint Semiconductor, Inc.		2,332,400	$7,883,512
*	Zoran Corp.		860,500	$8,906,175

	SERVICES	1.2%		$5,290,722
*	Intrado, Inc.		309,100	$3,801,930
*	TeleCommunication Systems, Inc. - A		557,600	$1,488,792

	SOFTWARE	19.6%		$90,417,812
*	Comverse Technology, Inc.		1,220,900	$30,791,098
*	Concord Communications, Inc. (1)		1,089,300	$11,023,716
*	Napster, Inc. (3)		1,450,000	$9,439,500
	SAP AG - ADR		40,000	$1,603,200
*	VeriSign, Inc.		390,100	$11,195,870
*	Websense, Inc.		96,900	$5,213,220
*	Wind River Systems, Inc.		1,402,600	$21,151,208

	WARRANTS	0.1%		$458,199
	(Cost $193)

	ADVANCED MATERIALS	0.0%		$200
*	Universal Chemical Technologies, Inc. - B Warrants (2)		200,000	$200

	INTELLECTUAL PROPERTY	0.1%		$334,436
*	Silicon Genesis Corp. - 1-E Warrants (1) (2)		1,257,859	$334,339
*	Silicon Genesis Corp. - Common Stock Warrants (1) (2)		59,147	$59
*	Silicon Genesis Corp. - Common Stock Warrants (1) (2)		37,982	$38

	NETWORKING	0.0%		$69
*	IP Unity, Inc. - E Warrants (2)		69,496	$69
*	Polaris Networks, Inc. - Convertible Warrants (2)		75,712	$-

	OTHER ELECTRONICS	0.0%		$-
*	NanoMuscle, Inc. - B-1 Warrants (2)		306,757	$-

	PHOTONICS	0.0%		$-
*	Celox Networks, Inc. - A-1 Warrants (2)		500,000	$-
*	Luminous Networks, Inc. - D Warrants (2)		144,785	$-

	SEMICONDUCTORS	0.0%		$123,494
*	AuthenTec, Inc. - C Warrants (2)		392,665	$117,835
*	Clarisay, Inc. Warrants 06/03/2005-11/10/2005 (1) (2)		2,350,000	$-
*	Global Locate, Inc. - Board Warrants (1) (2)		75,000	$375
*	Global Locate, Inc. - C Warrants (1) (2)		370,370	$3,704
*	Global Locate, Inc. - Board Warrants (1) (2)		18,750	$94
*	Global Locate, Inc. - D Warrants (1) (2)		111,111	$1,111
*	Global Locate, Inc. - Board Warrants (1) (2)		75,000	$375

	CONVERTIBLE BONDS	0.0%		100,961
	(Cost $2,900,074)

	NETWORKING	0.0%		$100,961
*	Polaris Networks, Inc. 10.00% (2)		100,949	$50,475
	Polaris Networks, Inc., Escrow 0.56% (2)		50,486	$50,486

	OTHER ELECTRONICS	0.0%		$-
*	NanoMuscle, Inc. 8.00% (2)		398,639	$-

	SEMICONDUCTORS	0.0%		$-
*	Clarisay, Inc. 8.00% 06/03/2005-11/10/2005 (1) (2)		2,350,000	$-

	CASH EQUIVALENTS	1.3%		$6,119,490
	(Cost $6,119,490)
	SSgA Prime Money Market Portfolio		6,119,490	$6,119,490

	TOTAL INVESTMENT SECURITIES	100.2%		$462,815,730
	(Cost $845,393,656)

	LIABILITIES IN EXCESS OF OTHER ASSETS	(0.2)%		$(1,081,786)
	NET ASSETS	100.0%		$461,733,944

*	Non-income producing
(1)	Affiliated issuer
(2)	Restricted security
(3) Napster, Inc. has the right to put a restriction of public sale on 800,000 shares of the Fund's Napster, Inc.
holding. As of March 31, 2005, there are no restrictions on the Fund's shares of Napster, Inc.
ADR American Depositary Receipts

Firsthand Technology Leaders Fund
PORTFOLIO OF INVESTMENTS
March 31, 2005 (unaudited)

				MARKET
		PERCENT	SHARES	VALUE
	COMMON STOCK	98.7%		$93,043,071
	(Cost $101,029,937)

	COMMUNICATIONS EQUIPMENT	6.5%		$6,178,255
	Nokia Corp. - ADR		103,500	$1,597,005
	QUALCOMM, Inc.		125,000	$4,581,250

	INTERNET	5.2%		$4,860,665
*	eBay, Inc.		40,500	$1,509,030
*	IAC/InterActiveCorp		150,500	$3,351,635

	MEDIA	4.3%		$4,028,815
*	Pixar Animation Studios		41,300	$4,028,815

	NETWORKING	5.5%		$5,168,421
*	Cisco Systems, Inc.		288,900	$5,168,421

	OTHER ELECTRONICS	3.2%		$3,038,203
*	Agilent Technologies, Inc.		136,856	$3,038,203

	PERIPHERALS	3.3%		$3,125,584
*	EMC Corp.		253,700	$3,125,584

	PHOTONICS	3.3%		$3,072,993
*	Corning, Inc.		276,100	$3,072,993

	SEMICONDUCTOR EQUIPMENT	8.2%		$7,760,399
*	Applied Materials, Inc.		138,800	$2,255,500
*	ASML Holding N.V.		130,300	$2,185,131
	KLA-Tencor Corp.		44,800	$2,061,248
*	Teradyne, Inc.		86,200	$1,258,520

	SEMICONDUCTORS	31.9%		$30,074,428
*	Altera Corp.		188,000	$3,718,640
	Intel Corp.		97,300	$2,260,279
	Samsung Electronics Co., Ltd. - GDR (144A)		22,600	$5,586,017
*	SanDisk Corp.		184,100	$5,117,980
	Taiwan Semiconductor Manufacturing Co. - ADR		560,592	$4,753,820
	Texas Instruments, Inc.		181,650	$4,630,259
	Xilinx, Inc.		137,100	$4,007,433

	SOFTWARE	27.3%		$25,735,308
	Adobe Systems, Inc.		62,300	$4,184,691
*	Amdocs Ltd.		154,000	$4,373,600
*	BEA Systems, Inc.		276,280	$2,201,951
*	Business Objects SA - ADR		134,700	$3,622,083
*	Mercury Interactive Corp.		85,100	$4,032,038
	Microsoft Corp.		78,900	$1,907,013
	SAP AG - ADR		105,300	$4,220,424
*	VERITAS Software Corp.		51,400	$1,193,508

	CASH EQUIVALENTS	0.4%		$380,496
	(Cost $380,496)
	SSgA Prime Money Market Portfolio		380,496	$380,496

	TOTAL INVESTMENT SECURITIES	99.1%		$93,423,567
	(Cost $101,410,433)

	OTHER ASSETS IN EXCESS OF LIABILITIES	0.9%		$831,928
	NET ASSETS	100.0%		$94,255,495

*	Non-income producing
ADR American Depositary Receipts
GDR Global Depositary Receipts

Firsthand Technology Innovators Fund
PORTFOLIO OF INVESTMENTS
March 31, 2005 (unaudited)

				MARKET
		PERCENT	SHARES	VALUE
	COMMON STOCK	94.5%		$42,032,739
	(Cost $68,842,704)

	COMMUNICATIONS	0.5%		$221,800
*	Symmetricom, Inc.		20,000	$221,800

	COMMUNICATIONS EQUIPMENT	13.2%		$5,870,323
*	Airspan Networks, Inc.		284,000	$1,451,240
*	Finisar Corp.		536,500	$670,625
*	Powerwave Technologies, Inc.		89,400	$691,956
	SpectraLink Corp.		106,700	$1,506,604
*	Vyyo, Inc.		208,600	$1,549,898

	COMPUTER STORAGE DEVICES	2.5%		$1,102,000
*	M-Systems Flash Disk Pioneers Ltd.		50,000	$1,102,000

	ELECTRONIC DESIGN AUTOMATION	7.9%		$3,498,600
*	PDF Solutions, Inc.		249,900	$3,498,600

	INTELLECTUAL PROPERTY	7.2%		$3,183,049
*	MIPS Technologies, Inc.		100,000	$1,150,000
*	Silicon Genesis Corp. - 1-C (1) (2)		82,914	$300,779
*	Silicon Genesis Corp. - 1-E (1) (2)		1,633,254	$1,731,249
*	Silicon Genesis Corp. - Common Stock (1) (2)		102,135	$1,021

	NETWORKING	4.2%		$1,854,975
*	IP Unity, Inc. - C (2)		1,117,957	$1,815,093
*	Polaris Networks, Inc. - A (2)		702,152	$39,882

	OTHER ELECTRONICS	14.0%		$6,229,576
*	Applied Films Corp.		82,800	$1,914,336
	BEI Technologies, Inc.		30,000	$719,100
*	Intevac, Inc.		263,700	$2,486,691
*	Microvision, Inc.		190,300	$1,109,449
*	NanoMuscle, Inc. - Common Stock (2)		1,250,000	$-
*	NanoMuscle, Inc. - A-1 (2)		1,250,000	$-

	PERIPHERALS	1.2%		$559,200
*	Universal Display Corp.		80,000	$559,200

	PHOTONICS	7.3%		$3,256,491
*	Avici Systems, Inc.		300,000	$1,289,700
*	Luminous Networks, Inc. - D (2)		1,522,719	$1,643,547
*	Luminous Networks, Inc. - E (2)		762,008	$323,244
*	Maple Optical Systems, Inc. - A-1 (1) (2)		9,647,945	$-

	SEMICONDUCTORS	24.5%		$10,909,965
*	Aeroflex, Inc.		182,700	$1,704,591
*	Agere Systems, Inc. - A		500,000	$715,000
*	AuthenTec, Inc. - C (2)		736,248	$589,941
*	Clarisay, Inc. - B (1) (2)		2,861,519	$-
*	Kopin Corp.		468,500	$1,438,295
*	Lexar Media, Inc.		66,000	$328,680
*	O2Micro International Ltd.		35,000	$360,150
*	Power Integrations, Inc.		127,300	$2,659,296
*	Silicon Optix, Inc. - B (2)		1,111,111	$1,000,000
*	Trident Microsystems, Inc.		40,000	$707,200
*	Volterra Semiconductor Corp.		40,000	$540,000
*	Zoran Corp.		83,750	$866,812

	SERVICES	4.8%		$2,158,185
*	Innovion Corp. - C (1) (2)		1,500,000	$1,489,350
*	TeleCommunication Systems, Inc. - A		250,500	$668,835

	SOFTWARE	7.2%		$3,188,575
*	Altiris, Inc.		30,000	$715,500
*	Napster, Inc.		201,700	$1,313,067
*	Verint Systems, Inc.		33,200	$1,160,008

	WARRANTS	0.1%		$60,464
	(Cost $0)

	INTELLECTUAL PROPERTY	0.0%		$944
*	Silicon Genesis Corp. - 1-E (1) (2)		94,339	$944

	PHOTONICS	0.0%		$-
*	Luminous Networks, Inc. - D Warrants (2)		253,787	$-

	SEMICONDUCTORS	0.1%		$58,917
*	AuthenTec, Inc. - C Warrants (2)		196,333	$58,917
*	Clarisay, Inc. Warrants 05/08/2005-12/31/2010 (1) (2)		1,259,290	$-

	SERVICES	0.0%		$603
*	Innovion Corp. Warrants (1) (2)		602,577	$603

	CONVERTIBLE BONDS	1.4%		$602,577
	(Cost $1,752,577)

	SEMICONDUCTORS	0.0%		$-
*	Clarisay, Inc. 8.00% 05/08/2005-10/10/2005 (1) (2)		1,150,000	$-

	SERVICES	1.4%		$602,577
	Innovion Corp. 8.00% (1) (2)		602,577	$602,577

	CASH EQUIVALENTS	4.1%		$1,802,447
	(Cost $1,802,447)
	SSgA Prime Money Market Portfolio		1,768,226	$1,768,226
	State Street Bank and Trust Company Repurchase Agreement,
	1.65% dated 03/31/2005, to be repurchased at $34,223 on
	04/01/2005, collateralized by $40,000 U.S. Treasury Note,
	4.25% maturing 11/15/2014 (value $40,239)		34,221	$34,221

	TOTAL INVESTMENT SECURITIES	100.1%		$44,498,227
	(Cost $72,397,728)

	LIABILITIES IN EXCESS OF OTHER ASSETS	(0.1)%		$(29,875)
	NET ASSETS	100.0%		$44,468,352

*	Non-income producing
(1)	Affiliated issuer
(2)	Restricted security

Firsthand e-Commerce Fund
PORTFOLIO OF INVESTMENTS
March 31, 2005 (unaudited)

				MARKET
		PERCENT	SHARES	VALUE
	COMMON STOCK	89.3%		$41,091,837
	(Cost $42,976,245)

	BROADCASTING & CABLE TV	0.7%		$328,050
*	Liberty Media International, Inc. - A		7,500	$328,050

	COMMUNICATIONS	2.5%		$1,149,372
*	Comcast Corp. - Sp. Cl. A		15,000	$501,000
*	OpenTV Corp.		228,300	$648,372

	COMPUTERS	3.5%		$1,609,500
*	Dell, Inc.		30,000	$1,152,600
	International Business Machines Corp.		5,000	$456,900

	INTERNET	28.8%		$13,258,008
*	1-800-FLOWERS.COM, Inc. - A		10,000	$75,700
*	Akamai Technologies, Inc.		84,400	$1,074,412
*	Amazon.com, Inc.		30,000	$1,028,100
*	Ask Jeeves, Inc.		10,000	$280,800
*	eBay, Inc.		19,200	$715,392
*	IAC/InterActiveCorp		86,700	$1,930,809
*	LivePerson, Inc.		100,000	$263,000
*	Monster Worldwide, Inc.		58,900	$1,652,145
*	Netflix, Inc.		161,200	$1,749,020
*	Time Warner, Inc.		62,600	$1,098,630
*	Yahoo! Inc.		100,000	$3,390,000

	NETWORKING	1.2%		$536,700
*	Cisco Systems, Inc.		30,000	$536,700

	OTHER ELECTRONICS	1.9%		$879,200
*	ActivCard Corp.		70,000	$444,500
	Symbol Technologies, Inc.		30,000	$434,700

	SERVICES	18.2%		$8,394,339
*	Anteon International Corp.		11,700	$455,481
*	CNET Networks, Inc.		255,400	$2,410,976
	Fair Issac Corp.		30,000	$1,033,200
	First Data Corp.		35,000	$1,375,850
*	PEC Solutions, Inc.		115,400	$1,451,732
*	Sportsman's Guide, Inc.		15,000	$392,100
*	WebMD Corp.		150,000	$1,275,000

	SOFTWARE	32.5%		$14,936,668
*	BEA Systems, Inc.		193,100	$1,539,007
*	Cognizant Technology Solutions Corp. - A		45,900	$2,120,580
*	Macromedia, Inc.		98,900	$3,313,150
	Microsoft Corp.		50,000	$1,208,500
*	Mercury Interactive Corp.		15,700	$743,866
*	Napster, Inc.		254,500	$1,656,795
*	Novell, Inc.		236,200	$1,407,752
*	Red Hat, Inc.		20,000	$218,200
*	VeriSign, Inc.		45,000	$1,291,500
*	VERITAS Software Corp.		61,900	$1,437,318

	CASH EQUIVALENTS	10.9%		$5,033,409
	(Cost $5,033,409)
	SSgA Prime Money Market Portfolio		1,837,391	$1,837,391
	State Street Bank and Trust Company Repurchase Agreement,
	1.65% dated 03/31/2005, to be repurchased at $3,196,164 on
	04/01/2005, collateralized by $3,295,000 U.S. Treasury Note,
	4.25% maturing 11/15/2014 (value $3,314,661)		3,196,018	$3,196,018

	TOTAL INVESTMENT SECURITIES	100.2%		$46,125,246
	(Cost $48,009,654)

	LIABILITIES IN EXCESS OF OTHER ASSETS	(0.2)%		$(83,847)
	NET ASSETS	100.0%		$46,041,399

*	Non-income producing

Firsthand Global Technology Fund
PORTFOLIO OF INVESTMENTS
March 31, 2005 (unaudited)

				MARKET
		PERCENT	SHARES	VALUE
	COMMON STOCK	98.5%		$20,337,479
	(Cost $21,396,751)

	COMMUNICATIONS EQUIPMENT	20.0%		$4,120,256
*	Alvarion Ltd.		148,900	$1,427,951
*	Ceragon Networks Ltd.		132,000	$660,000
	Nokia Corp. - ADR		25,000	$385,750
	QUALCOMM, Inc.		10,000	$366,500
*	UTStarcom, Inc.		116,900	$1,280,055

	ELECTRONICS MANUFACTURING SERVICES	1.4%		$298,576
	Elcoteq Network Corp. - A		15,000	$298,576

	INTERNET	2.3%		$469,400
*	RADWARE Ltd.		20,000	$469,400

	OTHER ELECTRONICS	23.6%		$4,868,101
	Alps Electric Co., Ltd.		65,000	$1,034,787
	Fujitsu Ltd.		177,600	$1,066,677
*	Intevac, Inc.		69,000	$650,670
	NIDEC Corp.		8,600	$268,320
	Sharp Corp.		52,000	$786,607
	TDK Corp.		15,500	$1,061,040

	PERIPHERALS	2.7%		$552,075
*	Western Digital Corp.		43,300	$552,075

	SEMICONDUCTOR EQUIPMENT	10.7%		$2,206,163
*	ASML Holding N.V.		66,758	$1,119,532
	Hoya Corp.		1,900	$209,093
	Tokyo Electron Ltd.		15,400	$877,538

	SEMICONDUCTORS	12.2%		$2,530,961
*	Kopin Corp.		156,000	$478,920
	Samsung Electronics Co., Ltd. - GDR (144A)		2,500	$617,922
	STMicroelectronics N.V. - ADR		32,400	$539,784
	Taiwan Semiconductor Manufacturing Co. - ADR		105,464	$894,335

	SERVICES	6.1%		$1,255,131
*	j2 Global Communications, Inc.		12,900	$442,599
*	Lionbridge Technologies, Inc.		142,800	$812,532

	SOFTWARE	19.5%		$4,036,816
*	Amdocs Ltd.		35,000	$994,000
*	Business Objects SA - ADR		20,000	$537,800
*	Cognos, Inc.		15,000	$629,100
*	Comverse Technology, Inc.		22,200	$559,884
*	Mercury Interactive Corp.		11,400	$540,132
	SAP AG - ADR		15,000	$601,200
*	Verint Systems, Inc.		5,000	$174,700

	CASH EQUIVALENTS	1.1%		$223,335
	(Cost $223,335)
	SSgA Prime Money Market Portfolio		223,335	$223,335

	TOTAL INVESTMENT SECURITIES	99.6%		$20,560,814
	(Cost $21,620,086)

	OTHER ASSETS IN EXCESS OF LIABILITIES	0.4%		$77,449
	NET ASSETS	100.0%		$20,638,263

*	Non-income producing
ADR American Depositary Receipts
GDR Global Depositary Receipts

Significant Accounting Policies

The following is a summary of the Funds' significant accounting policies:

Securities Valuation-A Fund's portfolio of securities is valued as follows:

1. Securities traded on stock exchanges, or quoted by Nasdaq, are valued according to the Nasdaq official closing price, if applicable, or at their last reported sale price as of the close of trading on the New York Stock Exchange ("NYSE") (normally 4:00 P.M. Eastern Time). If a security is not traded that day, the security will be valued at its most recent bid price.

2. Securities traded in the over-the-counter market, but not quoted by Nasdaq, are valued at the last sale price (or, if the last sale price is not readily available, at the most recent closing bid price as quoted by brokers that make markets in the securities) at the close of trading on the NYSE.

3. Securities traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market.

4. Securities and other assets that do not have market quotations readily available are valued at their fair value as determined in good faith using procedures established by the Board of Trustees.

Repurchase Agreements-Repurchase agreements, which must be secured with collateral of a credit quality at least equal to a Fund's investment criteria for its portfolio securities, are valued at cost, which, together with accrued interest, approximates market value. At the time a Fund enters into a repurchase agreement, the value of the underlying securities, including accrued interest, will equal or exceed the value of the repurchase agreement, and in the case of a repurchase agreement exceeding one day, the seller will agree that the value of the underlying securities, including accrued interest, will at all times equal or exceed the value of the repurchase agreement. In the event of a bankruptcy or other default by the seller of a repurchase agreement, a Fund could experience delays in liquidating the underlying securities and losses.

Foreign Securities-Each Fund may invest in companies that trade on U.S. exchanges as American Depositary Receipts ("ADRs"), on foreign exchanges, or on foreign over-the-counter markets. Investing in the securities of foreign companies exposes your investment in a Fund to risk. Foreign stock markets tend to be more volatile than the U.S. market due to economic and/or political instability and the regulatory conditions in some countries. In addition, some of the securities in which the Fund may invest may be denominated in foreign currencies, the value of which may decline against the U.S. dollar. An investment in foreign securities may be subject to high levels of foreign taxation, including foreign taxes withheld at the source.

Security Transactions-Security transactions are accounted for on the trade date. Securities sold are valued on a specific identification basis.

The following information is based upon the federal income tax cost of portfolio investments as of March 31, 2005.

	Firsthand	Firsthand	Firsthand		Firsthand
	Technology	Technology	Technology	Firsthand	Global
	Value	Leaders	Innovators	e-Commerce	Technology
	Fund	Fund	Fund	Fund	Fund
Gross unrealized
appreciation	$97,880,661	$19,007,346	$3,553,623	$8,117,020	$3,355,468

Gross unrealized
depreciation	(480,458,587)	(26,994,212)	(31,453,124)	(10,001,428)	(4,414,740)

Net unrealized
appreciation
(depreciation)	$(382,577,926)	$(7,986,866)	$(27,899,501)	$(1,884,408)	$(1,059,272)

Federal income
tax cost	$845,393,656	$101,410,433	$72,397,728	$48,009,654	$21,620,086

Difference between the acquisition cost and the federal income tax cost of portfolio investments are due to wash sales.

Investments in Affiliates and Restricted Securities

Affiliated issuers, as defined by the 1940 Act, are those in which a Fund's holdings represent 5% or more of the outstanding voting securities of the issuer. A summary of each Fund's investments in affiliates, if any, for the period ended March 31, 2005, is noted below:

Firsthand Technology
Value Fund
		SHARE ACTIVITY
Affiliate	Balance	Purchases	Sales	Balance	Realized	Value	Acquisition
	12/31/04			3/31/05	Gain (Loss)	3/31/05	Cost
Anaren, Inc.*	1,111,900	-	200,000	911,900	$(1,000,578)	$11,061,347	$14,407,782
Clarisay, Inc. Series B *	2,605,306	-	-	2,605,306	-	-	2,383,855
Clarisay, Inc. Series C	7,194,244	-	-	7,194,244	-	-	2,000,000
Clarisay, Inc. Warrants
06/03/2005	500,000	-	-	500,000	-	-	-
Clarisay, Inc. Warrants
07/07/2005	500,000	-	-	500,000	-	-	-
Clarisay, Inc. Warrants
08/07/2005	500,000	-	-	500,000	-	-	-
Clarisay, Inc. Warrants
09/12/2005	250,000	-	-	250,000	-	-	-
Clarisay, Inc. Warrants
09/19/2005	100,000	-	-	100,000	-	-	-
Clarisay, Inc. Warrants
11/10/2005	500,000	-	-	500,000	-	-	-
Clarisay, Inc. 8.00% 06/03/2005	500,000	-	-	500,000	-	-	500,000
Clarisay, Inc. 8.00% 07/07/2005	500,000	-	-	500,000	-	-	500,000
Clarisay, Inc. 8.00% 08/07/2005	500,000	-	-	500,000	-	-	500,000
Clarisay, Inc. 8.00% 09/12/2005	250,000	-	-	250,000	-	-	250,000
Clarisay, Inc. 8.00% 09/19/2005	100,000	-	-	100,000	-	-	100,000
Clarisay, Inc. 8.00% 11/10/2005	500,000	-	-	500,000	-	-	500,000
Concord Communications, Inc.	1,089,300	-	-	1,089,300	-	11,023,716	42,650,119
Global Locate, Inc. Series A*	6,030,896	-	-	6,030,896	-	7,794,209	5,144,355
Global Locate, Inc. Series C	1,111,111	-	-	1,111,111	-	1,000,000	1,000,000
Global Locate, Inc. Series D	555,555	-	-	555,555	-	500,000	500,000

Global Locate, Inc. Board
Warrants	18,750	-	-	18,750	-	94	-
Global Locate, Inc. Board
Warrants	75,000	-	-	75,000	-	375	-
Global Locate, Inc. Board
Warrants	75,000	-	-	75,000	-	375	-
Global Locate, Inc. Series C
Warrants	370,370	-	-	370,370	-	3,704	-
Global Locate, Inc. Series D
Warrants	111,111	-	-	111,111	-	1,111	-
Maple Optical Systems, Inc.
Series A-1	10,352,054	-	-	10,352,054	-	-	3,623,219
Napster, Inc.	1,750,000	-	300,000	1,450,000	794,040	9,439,500	7,399,254
Silicon Genesis Corp. Series 1-D	850,830	-	-	850,830	-	749,751	4,315,500
Silicon Genesis Corp. Series 1-E	4,071,226	-	-	4,071,226	-	4,315,500	4,315,500
Silicon Genesis Corp. Common
Stock	726,424	-	-	726,424	-	7,264	3,684,494
Silicon Genesis Corp. Series
1-E Warrants	1,257,859	-	-	1,257,859	-	334,339	-
Silicon Genesis Corp.
Common Stock Warrants	37,982	-	-	37,982	-	38	-
Silicon Genesis Corp.
Common Stock Warrants	59,147	-	-	59,147	-	59	-

Firsthand Technology Innovators Fund
		SHARE ACTIVITY
Affiliate	Balance	Purchases	Sales	Balance	Realized	Value	Acquisition
	12/31/04			3/31/05	Gain	3/31/05	Cost
					(Loss)
Clarisay, Inc. Series B	2,861,519	-	-	2,861,519	$ -	$ -	$2,618,290
Clarisay, Inc. Warrants 05/08/2005	500,000	-	-	500,000	-	-	-
Clarisay, Inc. Warrants 09/19/2005	150,000	-	-	150,000	-	-	-
Clarisay, Inc. Warrants 10/10/2005	500,000	-	-	500,000	-	-	-
Clarisay, Inc. Warrants 12/31/2010	109,290	-	-	109,290	-	-	-
Clarisay, Inc. 8.00% 05/08/2005	500,000	-	-	500,000	-	-	500,000
Clarisay, Inc. 8.00% 09/19/2005	150,000	-	-	150,000	-	-	150,000
Clarisay, Inc. 8.00% 10/10/2005	500,000	-	-	500,000	-	-	500,000
Innovion Corp. Series C	1,500,000	-	-	1,500,000	-	1,489,350	3,000,000
Innovion Corp. Warrants	602,577	-	-	602,577	-	603	-
Innovion Corp. 8.00%	602,577	-	-	602,577	-	602,577	602,577
Maple Optical Systems, Inc. Series A-1	9,647,945	-	-	9,647,945	-	-	3,376,781
Silicon Genesis Corp. Series 1-C	82,914	-	-	82,914	-	300,779	1,731,250
Silicon Genesis Corp. Series 1-E	1,633,254	-	-	1,633,254	-	1,731,249	1,731,249
Silicon Genesis Corp. Common Stock	102,135	-	-	102,135	-	1,021	1,516,773
Silicon Genesis Corp. Series 1-E Warrants	94,339	-	-	94,339	-	944	-

* Amounts include shares from the merger of Firsthand Communications Fund into Firsthand Technology Value Fund.

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. A Fund may invest in restricted securities that are consistent with a Fund's investment objective and investment strategies. A Fund will not invest in a restricted security if, immediately after and as a result of the investment in such security, more than 15% of the Fund's net assets would be invested in illiquid securities. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material. As of March 31, 2005, the Funds were invested in the following restricted securities:

Firsthand Technology Value
Fund
Security	Acquisition Date	Shares	Cost	Value	% Net Assets
AuthenTec, Inc. Series C P/S	April 4, 2003	1,472,495	$738,000	$1,179,881	0.26%
AuthenTec, Inc. Series C
Warrants	April 4, 2003	392,665	-	117,835	0.03%
AuthenTec, Inc. Series D P/S	June 14, 2004	290,958	290,958	232,766	0.05%
Caspian Networks, Inc. C/S	February 21, 2002	33,781	3,378,104	-	0.00%
Celox Networks, Inc. Series A-1
P/S	August 23, 2002	1,000,000	1,200,000	-	0.00%
Celox Networks, Inc. C/S	April 17, 2001	138,121	14,999,941	-	0.00%
Celox Networks, Inc. Series
A-1 Warrants	August 23, 2002	500,000	-	-	0.00%
Clarisay, Inc. Series B P/S	January 24, 2001	2,605,306	2,383,855	-	0.00%
Clarisay, Inc. Series C P/S	August 28, 2002	7,194,244	2,000,000	-	0.00%
Clarisay, Inc. 8.00% 06/03/2005
C/N	June 3, 2003	500,000	500,000	-	0.00%
Clarisay, Inc. 8.00% 07/07/2005
C/N	July 7, 2003	500,000	500,000	-	0.00%
Clarisay, Inc. 8.00% 08/07/2005
C/N	August 7, 2003	500,000	500,000	-	0.00%
Clarisay, Inc. 8.00% 09/12/2005
C/N	September 12, 2003	250,000	250,000	-	0.00%
Clarisay, Inc. 8.00% 09/19/2005
C/N	September 19, 2003	100,000	100,000	-	0.00%
Clarisay, Inc. 8.00% 11/10/2005
C/N	November 10, 2003	500,000	500,000	-	0.00%
Clarisay, Inc. Warrants	June 3, 2003	500,000	-	-	0.00%
Clarisay, Inc. Warrants	July 7, 2003	500,000	-	-	0.00%
Clarisay, Inc. Warrants	August 7, 2003	500,000	-	-	0.00%
Clarisay, Inc. Warrants	September 12, 2003	250,000	-	-	0.00%
Clarisay, Inc. Warrants	September 19, 2003	100,000	-	-	0.00%
Clarisay, Inc. Warrants	November 10, 2003	500,000	-	-	0.00%
Global Locate, Inc. Series A
P/S	October 5, 2001	5,861,664	5,000,000	7,575,497	1.64%
Global Locate, Inc. Series A P/S	March 28, 2002	169,232	144,355	218,712	0.05%
Global Locate, Inc. Series C P/S	May 15, 2003	1,111,111	1,000,000	1,000,000	0.22%
Global Locate, Inc. Series D P/S	April 2, 2004	555,555	500,000	500,000	0.11%
Global Locate, Inc. Series C
Warrants	May 15, 2003	370,370	-	3,704	0.00%
Global Locate, Inc. Board
Warrants	May 4, 2004	18,750	-	94	0.00%

Global Locate, Inc. Board
Warrants	July 7, 2004	75,000	-	375	0.00%
Global Locate, Inc. Board
Warrants	September 8, 2003	75,000	-	375	0.00%
Global Locate, Inc. Series D
Warrants	April 2, 2004	111,111	-	1,111	0.00%
IP Unity, Inc. Series C P/S	July 27, 2001	1,104,265	1,987,677	1,792,863	0.39%
IP Unity, Inc. Series E P/S	August 4, 2004	193,042	313,307	313,307	0.07%
IP Unity, Inc. Series E Warrants	August 4, 2004	69,496	69	69	0.00%
Luminous Networks, Inc. Series D
P/S	May 31, 2001	868,710	1,816,299	937,642	0.20%
Luminous Networks, Inc. Series E
P/S	October 16, 2003	434,724	184,410	184,410	0.04%
Luminous Networks, Inc. Series D
Warrants	December 31, 2003	144,785	-	-	0.00%
Maple Optical Systems, Inc.
Series A-1 P/S	July 31, 2002	5,714,285	2,000,000	-	0.00%
Maple Optical Systems, Inc.
Series A-1 P/S	August 9, 2001	4,637,769	1,623,219	-	0.00%
NanoMuscle, Inc. 8.00%
C/N	August 17, 2004	122,549	122,549	-	0.00%
NanoMuscle, Inc. 8.00%
C/N	September 7, 2004	245,422	245,422	-	0.00%
NanoMuscle, Inc. 8.00%
C/N	November 12, 2004	30,668	30,668	-	0.00%
NanoMuscle, Inc. C/S	August 29, 2003	1,250,000	1,250,000	-	0.00%
NanoMuscle, Inc.
Series B-1 Warrants	August 17, 2004	306,757	123	-	0.00%
NanoMuscle, Inc. Series
A-1 P/S	August 17, 2004	1,250,000	-	-	0.00%
Polaris Networks, Inc.
Series A P/S	November 16, 2001	297,848	297,848	16,918	0.00%
Polaris Networks, Inc.
Warrants	March 29, 2004	75,712	-	-	0.00%
Polaris Networks, Inc.,
Escrow 0.56%	March 29, 2004	50,486	50,486	50,486	0.01%
Polaris Networks, Inc.
10.00% C/N	April 12, 2004	50,475	50,475	25,238	0.01%
Polaris Networks, Inc.
10.00% C/N	July 14, 2004	50,474	50,474	25,237	0.01%
Silicon Genesis Corp.
Series 1-D P/S	April 30, 2002	850,830	4,315,500	749,751	0.16%
Silicon Genesis Corp.
Common Stock Warrants	April 30, 2002	59,147	-	59	0.00%
Silicon Genesis Corp.
Series 1-E P/S	November 4, 2003	4,071,226	4,315,500	4,315,500	0.93%
Silicon Genesis Corp.
Series 1-E Warrants	October 31, 2003	1,257,859	-	334,339	0.07%
Silicon Genesis Corp.
Common Stock Warrants	November 4, 2003	37,982	-	38	0.00%
Silicon Genesis Corp. C/S	April 30, 2002	726,424	3,684,494	7,264	0.00%
Universal Chemical
Technologies, Inc. - Series B
P/S	October 5, 2004	500,000	5,000,000	5,000,000	1.08%
Universal Chemical
Technologies, Inc. - Series B
Warrants	October 5, 2004	200,000	-	200	0.00%
			$61,323,733	$24,583,671	5.33%

Firsthand Technology
Innovators Fund
Security	Acquisition Date	Shares	Cost	Value	% Net Assets
AuthenTec, Inc. Series C
P/S	April 4, 2003	736,248	$369,000	$589,941	1.33%
AuthenTec, Inc. Series C
Warrants	April 4, 2003	196,333	-	58,917	0.13%
Clarisay, Inc. Series B P/S	January 24, 2001	2,861,519	2,618,290	-	0.00%
Clarisay, Inc. 8.00%
05/08/2005 C/N	May 8, 2003	500,000	500,000	-	0.00%
Clarisay, Inc. Warrants	May 8, 2003	500,000	-	-	0.00%
Clarisay, Inc. 8.00%
09/19/2005 C/N	September 19, 2003	150,000	150,000	-	0.00%
Clarisay, Inc. Warrants	September 19, 2003	150,000	-	-	0.00%
Clarisay, Inc. 8.00%
10/10/2005 C/N	October 10, 2003	500,000	500,000	-	0.00%
Clarisay, Inc. Warrants	October 10, 2003	500,000	-	-	0.00%
Clarisay, Inc. Warrants	December 31, 2003	109,290	-	-	0.00%
Innovion Corp. Series C P/S	February 23, 2001	1,500,000	3,000,000	1,489,350	3.35%
Innovion Corp. 8.00%
C/N	December 30, 2003	602,577	602,577	602,577	1.36%
Innovion Corp. Warrants	December 30, 2003	602,577	-	603	0.00%
IP Unity, Inc. Series C P/S	July 27, 2001	1,117,957	2,012,323	1,815,093	4.08%
Luminous Networks, Inc.
Series D P/S	May 31, 2001	1,522,719	3,183,701	1,643,547	3.70%
Luminous Networks, Inc.
Series E P/S	October 16, 2003	762,008	323,244	323,244	0.73%
Luminous Networks, Inc.
Series D Warrants	December 31, 2003	253,787	-	-	0.00%
Maple Optical Systems, Inc.
Series A-1 P/S	August 9, 2001	9,647,945	3,376,781	-	0.00%
NanoMuscle, Inc.
Series A-1 P/S	August 17, 2004	1,250,000	-	-	0.00%
NanoMuscle, Inc. C/S	August 29, 2003	1,250,000	1,250,000	-	0.00%
Polaris Networks, Inc.
Series A P/S	November 16, 2001	702,152	702,152	39,882	0.09%
Silicon Optix, Inc.
Series B P/S	November 7, 2003	1,111,111	1,000,000	1,000,000	2.25%
Silicon Genesis Corp. C/S	March 8, 2001	102,135	1,516,773	1,021	0.00%
Silicon Genesis Corp.
Series 1-C P/S	March 8, 2001	82,914	1,731,250	300,779	0.68%
Silicon Genesis Corp.
Series 1-E P/S	November 4, 2003	1,633,254	1,731,249	1,731,249	3.89%
Silicon Genesis Corp.
Series 1-E Warrants	February 26, 2003	94,339	-	944	0.00%
			$24,567,340	$9,597,147	21.59%

C/S Common Stock
P/S Preferred Stock
C/N Convertible Note

Item 2.  Controls and Procedures.

(a)  The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b)  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Certifications of principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FIRSTHAND FUNDS

By:	/s/Kevin M. Landis
Kevin M. Landis
President

Date:	May 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kevin M. Landis
Kevin M. Landis
President

Date:	May 17, 2005

By:	/s/Omar Billawala
Omar Billawala
Treasurer

Date:	May 17, 2005